Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Relationships with Expedia
We have commercial relationships with Expedia Group, Inc. and many of its affiliated brands, including brands Expedia, Hotels.com, Wotif and Vrbo. These are arrangements terminable at will upon fourteen to thirty days prior notice by either party and on customary commercial terms that enable Expedia Group’s brands to advertise on our platform, and we receive payment for users we refer to them. We also have an agreement with Expedia Partner Solutions, pursuant to which powers our platform with a template (Hotels.com for partners). Related party revenue from Expedia Group of €182.0 million, €169.9 million and €172.5 million for the years ended December 31, 2025, 2024 and 2023, respectively, primarily consists of click-through fees and other advertising services provided to Expedia Group and its subsidiaries. These amounts are recorded at contract value, which we believe is a reasonable reflection of the value of the services provided. Related party revenue from Expedia Group represented 33%, 37% and 36% of our total revenue for each of the years ended December 31, 2025, 2024 and 2023, respectively.
The related party trade receivable balances with Expedia Group and its subsidiaries reflected in our consolidated balance sheets as of December 31, 2025 and 2024 were €21.8 million and €20.8 million, respectively.
Services agreement
On May 1, 2013, we entered into an Assets Purchase Agreement, pursuant to which Expedia Group purchased certain computer hardware and software from us, and a Data Hosting Services Agreement, pursuant to which Expedia Group provides us with certain data hosting services relating to all of the servers we use that are located within the United States. Either party may terminate the Data Hosting Services Agreement upon 30 days prior written notice. During the years ended December 31, 2025, 2024 and 2023, we did not utilize this service agreement.
Services and support agreements
On September 1, 2016, we entered into a Services and Support Agreement, pursuant to which Expedia Group agreed to provide us with certain services in connection with localizing content on our websites, such as translation services. This agreement was terminated on October 31, 2023 and a new agreement was effective as of November 1, 2023 with Expedia Group International Holdings III, LLC, (“EGIH3”). EGIH3 agreed to provide us with certain services in connection with localizing content on our websites, such as translation services. Either party may terminate the Services and Support Agreement upon 30 days prior notice.
Effective January 1, 2023, we entered into a Management Services Agreement with Expedia, Inc., pursuant to which Expedia, Inc. agreed to provide us with certain services in connection with tax, accounting, finance, legal, operations, administrative and similarly related functions. Either party may terminate the Management Services Agreement upon 30 days prior notice.
For the years ended December 31, 2025, 2024 and 2023, our operating expenses include €0.2 million, €0.1 million and €0.2 million of related party shared services fees and amounts related to the services and support agreements detailed above.
UBIO Limited
On November 28, 2022, we entered into a commercial agreement with UBIO Limited, an equity method investment, in which we have a 20.8% ownership interest (15.5% fully-diluted by share options), to increase the number of directly bookable rates available on our website for an initial term of 12 months. After the initial agreement concluded, effective January 11, 2024, we entered into a new agreement for a duration of 12 months, which was further extended for 12 months. Effective January 1, 2026, this contract was extended for an additional fixed term of 6 months through an agreement signed on December 20, 2025. The agreement includes a minimum commitment of €0.2 million (GBP 0.2 million).
For the years ended December 31, 2025, 2024 and 2023, our operating expenses include €0.9 million, €1.4 million, and €1.5 million, respectively, related to commercial agreements with UBIO Limited.
Holisto Limited
Related party revenue consisting mainly of click-through fees prior to consolidation of Holisto Limited (see "Note 3 - Holisto Investment and Acquisition"), was €5.3 million for the year ended December 31, 2025 as compared to €3.0 million for the year ended December 31, 2024. These amounts were recorded at contract value, which we believe is a reasonable reflection of the value of the services provided. The related party trade receivable balance with Holisto Limited was nil and €0.5 million as of December 31, 2025 and 2024, respectively.
Operating expenses related to interface development services prior to the consolidation of Holisto Limited was €0.6 million for the year ended December 31, 2025 as compared to €0.2 million for the year ended December 31, 2024.